UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

Ticker Symbols
	Investor Class	Institutional Class	IS Class

Jackson Square	[Not available	[Not available
All-Cap Growth Fund	for purchase]	for purchase]	JSSSX

Jackson Square	[Not available
Global Growth Fund	for purchase]	JSPTX	JSPUX

Jackson Square
Large-Cap Growth Fund	JSPJX	JSPIX	DPLGX

Jackson Square	[Not available	[Not available
Select 20 Growth Fund	for purchase]	for purchase]	DPCEX

Jackson Square
SMID-Cap Growth Fund	JSMVX	JSMTX	DCGTX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.jspfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-844-577-3863 or by sending an e-mail request to info@jspfunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-577-3863 or send an email request to info@jspfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

Semi-Annual Report
www.jspfunds.com	April 30, 2020

(This Page Intentionally Left Blank.)

Jackson Square All-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2020

	1 year	3 years	Since Inception(1)
IS Class	-1.97%	9.84%	9.85%
Russell 3000® Growth Index(2)	9.47%	14.88%	16.33%

(1)	The IS Class commenced operations on September 19, 2016.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the All-Cap Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2020: Gross Expenses: 2.47%, Net Expenses: 0.90%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan Fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.90% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieve without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Jackson Square All-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Microsoft	10.3%
New York Times – Class A	4.6%
Visa – Class A	4.2%
Ball	3.7%
LiveRamp Holdings	3.4%
Charter Communications – Class A	3.3%
Grocery Outlet Holding	3.2%
IQVIA Holdings	3.0%
Coupa Software	2.8%
Amazon.com	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Global Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2020

	1 year	3 years	Since Inception(1)
IS Class	-2.57%	9.41%	10.41%
Institutional Class	-2.57%	9.40%	10.39%
MSCI All Country World Index(2)	-4.96%	4.46%	6.83%

(1)	Both the IS Class and Institutional Class commenced operations on September 19, 2016.
(2)
The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets worldwide. One cannot invest directly in an Index.

The following is expense information for the Jackson Square Global Growth Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated February 28, 2020: Institutional Class – Gross Expenses: 2.11%, Net Expenses: 1.15%; IS Class – Gross Expenses: 2.01%, Net Expenses: 1.05%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan Fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 1.05% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieve without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Jackson Square Global Growth Fund

Country Allocation(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Microsoft	6.3%
Mastercard – Class A	4.5%
IQVIA Holdings	4.4%
New York Times – Class A	4.4%
Visa – Class A	4.2%
Netflix	3.5%
Experian	3.2%
UnitedHealth Group	3.1%
Haemonetics	3.0%
DSV	2.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2020

	1 year	5 years	10 years	Since Inception(1)
IS Class	7.19%	8.88%	12.88%	8.78%
Institutional Class	7.37%	8.87%	12.81%	8.70%
Investor Class	7.02%	8.58%	12.53%	8.43%
Russell 1000® Growth Index(2)	10.84%	13.34%	14.41%	10.72%

(1)
The IS Class commenced operations on November 1, 2005, and the Institutional Class and Investor Class shares commenced operations on September 19, 2016.  Performance for the Institutional Class and Investor Class prior to the inception of each class is based on the performance of the IS Class shares, adjusted for higher expenses applicable to each class’ shares.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Jackson Square Large-Cap Growth Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated February 28, 2020: Investor Class – Gross Expenses: 1.16%, Net Expenses: 0.99%; Institutional Class – Gross Expenses: 0.91%, Net Expenses: 0.74%; IS Class – Gross Expenses: 0.80%, Net Expenses: 0.64%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan Fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieve without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Jackson Square Large-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Microsoft	11.6%
Amazon.com	6.4%
Visa – Class A	5.3%
IQVIA Holdings	5.2%
Charter Communications – Class A	4.7%
Mastercard – Class A	4.5%
Alphabet – Class A	4.4%
ServiceNow	4.2%
Ball	4.1%
UnitedHealth Group	4.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Select 20 Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2020

	1 year	5 years	10 years	Since Inception(1)
IS Class	-2.28%	5.89%	10.94%	3.24%
Russell 3000® Growth Index(2)	9.47%	12.76%	14.10%	4.70%

(1)	The IS Class commenced operations on March 31, 2000.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe.  It includes those Russell 3000® Index composites with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Select 20 Growth Fund (the “Fund”) as disclosed in the most recent prospectus dated February 28, 2020: Gross Expenses: 2.68%, Net Expenses: 0.87%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan Fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieve without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Jackson Square Select 20 Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Microsoft	12.8%
Amazon.com	7.3%
Visa – Class A	6.7%
New York Times – Class A	5.8%
Grocery Outlet Holding	5.3%
GCI Liberty – Class A	5.2%
IQVIA Holdings	5.1%
LiveRamp Holdings	4.8%
Autodesk	4.7%
CME Group	4.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-844-577-3863. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Returns as of April 30, 2020

	1 year	5 years	10 years	Since Inception(1)
IS Class	-6.12%	10.09%	13.65%	10.76%
Institutional Class	-6.21%	10.04%	13.57%	10.67%
Investor Class	-6.46%	9.73%	13.26%	10.38%
Russell 2500® Growth Index(2)	-4.03%	7.22%	11.37%	9.02%

(1)
The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016 and the Investor Class commenced operations on September 19, 2016.  Performance of the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an Index.

The following is expense information for the Jackson Square SMID-Cap Growth Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated February 28, 2020: Investor Class – Net Expenses: 1.22%; Institutional Class – Net Expenses: 0.97%; IS Class – Net Expenses: 0.87%. Jackson Square Partners, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure the Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan Fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.87% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieve without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least February 28, 2021. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

Jackson Square SMID-Cap Growth Fund

Sector Allocation(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of April 30, 2020
(% of Net Assets)

Bio-Techne	5.6%
Wix.com	5.5%
New York Times – Class A	5.3%
Papa John’s International	5.2%
Equity Commonwealth – REIT	4.9%
LiveRamp Holdings	4.8%
GCI Liberty – Class A	4.4%
Guidewire Software	4.4%
Grocery Outlet Holding	4.2%
Coupa Software	4.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees; interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

All-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2019)	(4/30/2020)	(11/1/2019 to 4/30/2020)
IS Class Actual(2)	$1,000.00	$ 994.20	$4.46
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.39	$4.52

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% for the IS Class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2020 of -0.58% for the IS Class.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2020

Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2019)	(4/30/2020)	(11/1/2019 to 4/30/2020)
IS Class Actual(2)	$1,000.00	$ 955.00	$5.10
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.27

Institutional Class Actual(2)	$1,000.00	$ 955.00	$5.10
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.64	$5.27

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.05% and 1.05% for the IS Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2020 of -4.50% and -4.50% for the IS Class and Institutional Class, respectively.

Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2019)	(4/30/2020)	(11/1/2019 to 4/30/2020)
IS Class Actual(4)	$1,000.00	$1,043.30	$3.25
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.68	$3.22

Institutional Class Actual(4)	$1,000.00	$1,044.20	$3.25
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.68	$3.22

Investor Class Actual(4)	$1,000.00	$1,042.40	$4.52
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.44	$4.47

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.64%, 0.64% and 0.89% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2020 of 4.33%, 4.42% and 4.24% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2020

Select 20 Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2019)	(4/30/2020)	(11/1/2019 to 4/30/2020)
IS Class Actual(2)	$1,000.00	$ 991.50	$4.31
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.54	$4.37

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87% for the IS Class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2020 of -0.85% for the IS Class.

SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2019)	(4/30/2020)	(11/1/2019 to 4/30/2020)
IS Class Actual(4)	$1,000.00	$ 980.10	$4.28
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.54	$4.37

Institutional Class Actual(4)	$1,000.00	$ 979.50	$4.72
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.09	$4.82

Investor Class Actual(4)	$1,000.00	$ 978.50	$6.00
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.80	$6.12

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87%, 0.96% and 1.22% for the IS Class, Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2020 of -1.99%, -2.05% and -2.15% for the IS Class, Institutional Class and Investor Class, respectively.

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 93.4%

Communication Services – 11.5%
Alphabet – Class A*	37	$49,828
Alphabet – Class C*	13	17,533
Charter Communications – Class A*	371	183,730
Facebook – Class A*	75	15,353
GCI Liberty – Class A*	315	19,161
Liberty Broadband*	65	7,974
Netflix*	128	53,741
New York Times – Class A	7,940	258,209
Take-Two Interactive Software*	374	45,273
		650,802
Consumer Discretionary – 10.0%
Afya – Class A*	815	17,718
Amazon.com*	63	155,862
Arco Platform – Class A*	279	14,011
Dollar General	38	6,661
Domino’s Pizza	33	11,944
Dunkin’ Brands Group	1,007	63,280
Farfetch – Class A*	2,283	30,227
NIKE – Class B	290	25,282
Papa John’s International	944	67,893
Shake Shack – Class A*	1,279	69,718
Stitch Fix – Class A*	3,556	57,074
Wyndham Hotels & Resorts	1,202	45,327
		564,997
Consumer Staples – 3.8%
Constellation Brands – Class A	196	32,279
Grocery Outlet Holding*	5,502	183,052
		215,331
Financials – 6.4%
Aon	96	16,576
Charles Schwab	1,570	59,221
CME Group	808	143,994
KKR & Co. – Class A	5,358	135,075
LendingTree*	28	6,982
		361,848

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 93.4% (Continued)

Health Care – 10.6%
ABIOMED*	168	$32,130
Haemonetics*	356	40,506
HealthEquity*	186	10,466
Illumina*	305	97,304
Intuitive Surgical*	141	72,034
IQVIA Holdings*	1,192	169,967
Nevro*	311	36,586
Portola Pharmaceuticals*	1,602	11,342
UnitedHealth Group	442	129,272
		599,607
Industrials – 6.6%
Airbus* (a)(b)	1,192	75,476
Experian (a)(b)	739	22,192
IHS Markit	555	37,352
Lyft – Class A*	193	6,336
Safran (a)(b)	503	46,765
Uber Technologies*	3,064	92,747
Waste Management	932	93,219
		374,087
Information Technology – 40.0%#
Adobe*	119	42,083
Adyen* (a)	27	26,665
Amadeus IT Group (a)(b)	63	3,007
Arista Networks*	253	55,483
ASML Holding (a)(b)	87	25,412
Autodesk*	444	83,086
Bill.com Holdings*	126	7,420
Coupa Software*	887	156,192
Guidewire Software*	320	29,069
j2 Global	512	41,288
LiveRamp Holdings*	5,023	190,171
Logitech International (a)(b)	1,016	48,934
Mastercard – Class A	487	133,910
Microsoft	3,263	584,762
Paycom Software*	37	9,658
PayPal Holdings*	746	91,758
SailPoint Technologies Holding*	6,389	118,771
Samsung Electronics (a)(b)	364	14,967

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 93.4% (Continued)

Information Technology – 40.0%# (Continued)
ServiceNow*	419	$147,295
Twilio – Class A*	708	79,508
Ubisoft Entertainment* (a)(b)	85	6,322
Varonis Systems*	714	47,874
Visa – Class A	1,325	236,804
Wix.com*	629	82,279
		2,262,718
Materials – 4.2%
Ball	3,219	211,134
Linde	123	22,631
		233,765
Real Estate – 0.3%
Crown Castle International – REIT	95	15,146
TOTAL COMMON STOCKS
(Cost $4,477,619)		5,278,301
Total Investments – 93.4%
(Cost $4,477,619)		5,278,301
Other Assets and Liabilities, Net – 6.6%		374,396
Total Net Assets – 100.0%		$5,652,697

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
#	As of April 30, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited)
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 98.5%

Brazil – 6.4%
Afya – Class A*	10,218	$222,139
Arco Platform – Class A*	5,732	287,861
MercadoLibre*	400	233,404
		743,404
Denmark – 4.4%
DSV (a)	3,159	328,221
Vestas Wind Systems (a)	2,193	188,320
		516,541
France – 9.1%
Airbus* (a)	4,714	298,485
LVMH Moet Hennessy Louis Vuitton (a)	593	229,251
Safran (a)	2,951	274,359
Ubisoft Entertainment* (a)	3,526	262,272
		1,064,367
Israel – 2.5%
Wix.com*	2,225	291,052

Japan – 4.8%
MonotaRO (a)	9,001	289,215
Otsuka Holdings (a)	6,874	270,176
		559,391
Netherlands – 5.3%
Adyen*	303	299,238
ASML Holding (a)	1,094	319,543
		618,781
South Korea – 2.4%
Samsung Electronics (a)	6,804	279,764

Spain – 1.8%
Amadeus IT Group (a)	4,220	201,432

United Kingdom – 7.6%
Experian (a)	12,557	377,089
Farfetch – Class A*	17,427	230,733
Intertek Group (a)	4,724	281,923
		889,745

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 98.5% (Continued)

United States – 54.2%
Adobe*	520	$183,893
Aon	1,183	204,268
Ball	4,907	321,850
CME Group	1,837	327,372
Guidewire Software*	2,774	251,990
Haemonetics*	3,096	352,263
IHS Markit	4,577	308,032
Illumina*	947	302,122
IQVIA Holdings*	3,619	516,033
Mastercard – Class A	1,897	521,618
Microsoft	4,080	731,177
Netflix*	975	409,354
New York Times – Class A	15,694	510,369
ServiceNow*	875	307,597
Uber Technologies*	7,569	229,114
UnitedHealth Group	1,236	361,493
Visa – Class A	2,736	488,978
		6,327,523
TOTAL COMMON STOCKS
(Cost $8,976,168)		11,492,000
Total Investments – 98.5%
(Cost $8,976,168)		11,492,000
Other Assets and Liabilities, Net – 1.5%		179,880
Total Net Assets – 100.0%		$11,671,880

*	Non-income producing security.
(a)	Level 2 Security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

At April 30, 2020, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Information Technology#	35.5%
Industrials	22.1%
Health Care	15.4%
Consumer Discretionary	10.3%
Communication Services	7.9%
Financials	4.5%
Materials	2.8%
Other Assets and Liabilities, Net	1.5%
Total	100.0%

#	As of April 30, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 97.7%

Communication Services – 13.7%
Alphabet – Class A*	2,396	$3,226,693
Charter Communications – Class A*	6,976	3,454,725
Netflix*	5,674	2,382,229
Take-Two Interactive Software*	8,308	1,005,683
		10,069,330
Consumer Discretionary – 10.5%
Amazon.com*	1,899	4,698,126
Domino’s Pizza	3,008	1,088,685
NIKE – Class B	22,372	1,950,391
		7,737,202
Financials – 8.8%
Charles Schwab	36,507	1,377,044
CME Group	16,578	2,954,365
KKR & Co. – Class A	84,564	2,131,859
		6,463,268
Health Care – 14.6%
Illumina*	7,265	2,317,753
Intuitive Surgical*	3,089	1,578,108
IQVIA Holdings*	26,778	3,818,275
UnitedHealth Group	10,220	2,989,044
		10,703,180
Industrials – 5.4%
Uber Technologies*	68,098	2,061,327
Waste Management	18,751	1,875,475
		3,936,802
Information Technology – 40.6%#
Adobe*	4,489	1,587,490
Arista Networks*	4,122	903,955
Autodesk*	12,393	2,319,102
Coupa Software*	9,595	1,689,583
Mastercard – Class A	11,973	3,292,216
Microsoft	47,410	8,496,346
PayPal Holdings*	24,148	2,970,204
ServiceNow*	8,686	3,053,476
Twilio – Class A*	14,896	1,672,821
Visa – Class A	21,771	3,890,913
		29,876,106

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 97.7% (Continued)

Materials – 4.1%
Ball	46,195	$3,029,930
TOTAL COMMON STOCKS
(Cost $57,664,140)		71,815,818
Total Investments – 97.7%
(Cost $57,664,140)		71,815,818
Other Assets and Liabilities, Net – 2.3%		1,698,598
Total Net Assets – 100.0%		$73,514,416

*	Non-income producing security.
#	As of April 30, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited)
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 94.3%

Communication Services – 14.7%
GCI Liberty – Class A*	4,636	$282,008
New York Times – Class A	9,710	315,769
Take-Two Interactive Software*	1,701	205,906
		803,683
Consumer Discretionary – 11.0%
Amazon.com*	160	395,840
Dollar General	1,152	201,946
		597,786
Consumer Staples – 5.3%
Grocery Outlet Holding*	8,722	290,181

Financials – 9.0%
CME Group	1,413	251,811
KKR & Co. – Class A	9,448	238,184
		489,995
Health Care – 7.9%
IQVIA Holdings*	1,939	276,482
Nevro*	1,324	155,755
		432,237
Industrials – 3.5%
Uber Technologies*	6,219	188,249

Information Technology – 38.5%#
Autodesk*	1,367	255,807
Coupa Software*	1,059	186,479
LiveRamp Holdings*	6,886	260,704
Microsoft	3,882	695,693
ServiceNow*	545	191,589
Twilio – Class A*	1,291	144,979
Visa – Class A	2,031	362,981
		2,098,232

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 94.3% (Continued)

Materials – 4.4%
Ball	3,696	$242,421
TOTAL COMMON STOCKS
(Cost $3,685,648)		5,142,784
Total Investments – 94.3%
(Cost $3,685,648)		5,142,784
Other Assets and Liabilities, Net – 5.7%		310,859
Total Net Assets – 100.0%		$5,453,643

*	Non-income producing security.
#	As of April 30, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2020

Description	Shares	Value
COMMON STOCKS – 96.9%

Communication Services – 9.7%
GCI Liberty – Class A*	734,640	$44,688,151
New York Times – Class A	1,640,791	53,358,523
		98,046,674
Consumer Discretionary – 17.8%
Dunkin’ Brands Group	478,788	30,087,038
Farfetch – Class A*	1,913,560	25,335,535
Five Below*	189,388	17,075,222
Papa John’s International	737,800	53,062,576
Stitch Fix – Class A*	1,523,623	24,454,149
Wyndham Hotels & Resorts	822,300	31,008,933
		181,023,453
Consumer Staples – 4.2%
Grocery Outlet Holding*	1,284,252	42,727,064

Financials – 4.7%
Carlyle Group	857,695	20,104,371
LendingTree*	111,565	27,820,964
		47,925,335
Health Care – 17.5%
ABIOMED*	152,559	29,176,909
Bio-Techne	251,296	56,541,600
Haemonetics*	239,677	27,270,449
HealthEquity*	514,755	28,965,264
Nevro*	254,325	29,918,793
Portola Pharmaceuticals*	865,541	6,128,030
		178,001,045
Industrials – 4.8%
Graco	601,689	26,871,431
Lyft – Class A*	661,700	21,723,611
		48,595,042
Information Technology – 31.7%#
Bill.com Holdings*	136,067	8,012,986
Coupa Software*	239,765	42,220,219
Guidewire Software*	491,126	44,613,886
j2 Global	451,669	36,422,588
LiveRamp Holdings*	1,301,220	49,264,189
Logitech International (a)(b)	717,190	34,542,219

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2020

Description	Shares/Par	Value
COMMON STOCKS – 96.9% (Continued)

Information Technology – 31.7%# (Continued)
SailPoint Technologies Holding*	1,024,584	$19,047,016
Varonis Systems*	466,318	31,266,622
Wix.com*	430,743	56,345,492
		321,735,217
Real Estate – 6.5%
Equity Commonwealth – REIT	1,471,700	49,964,215
Redfin*	769,168	16,252,520
		66,216,735
TOTAL COMMON STOCKS
(Cost $931,187,485)		984,270,565

SHORT-TERM INVESTMENT – 1.0%
United States Treasury Bill
0.045%, 05/07/2020 (b)^	$9,720,000	9,719,927
TOTAL SHORT-TERM INVESTMENT – 1.0%
(Cost $9,717,545)		9,719,927
Total Investments – 97.9%
(Cost $940,905,030)		993,990,492
Other Assets and Liabilities, Net – 2.1%		21,794,269
Total Net Assets – 100.0%		$1,015,784,761

*	Non-income producing security.
#	As of April 30, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to the Financial Statements.
(a)	Foreign Security.
(b)	Level 2 Security.
^	The rate shown is the effective yield as of April 30, 2020.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2020

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS:
Investment securities:
At cost	$4,477,619	$8,976,168	$57,664,140
At value	$5,278,301	$11,492,000	$71,815,818
Cash	395,217	206,444	1,330,633
Receivable for investment securities sold	—	—	117,798
Dividends receivable	1,012	7,093	4,230
Receivable from investment adviser	5,106	1,938	—
Receivable for capital shares sold	—	—	450,000
Prepaid expenses	3,905	4,712	20,281
Total Assets	5,683,541	11,712,187	73,738,760
LIABILITIES:
Payable for investment securities purchased	10,253	15,649	164,650
Payable to investment adviser	—	—	16,461
Payable for fund administration & accounting fees	5,648	6,930	12,803
Payable for compliance fees	92	98	869
Payable for transfer agent fees & expenses	3,553	6,037	10,910
Payable for custody fees	2,327	2,166	3,481
Payable for trustee fees	515	532	585
Accrued distribution and/or shareholder service fees	—	42	190
Payable for audit fees	8,182	8,455	8,914
Accrued expenses	274	398	5,481
Total Liabilities	30,844	40,307	224,344
NET ASSETS	$5,652,697	$11,671,880	$73,514,416
NET ASSETS CONSIST OF:
Paid-in capital	4,795,456	9,415,346	60,080,180
Total distributable earnings	857,241	2,256,534	13,434,236
Total net assets	$5,652,697	$11,671,880	$73,514,416

IS Class Shares:
Net Assets	$5,652,697	$11,606,719	$70,716,606
Shares issued and outstanding(1)	261,702	502,239	6,966,025
Net asset value, offering price, and redemption price per share	$21.60	$23.11	$10.15

Institutional Class Shares:
Net Assets	$—	$65,161	$2,761,983
Shares issued and outstanding(1)	—	2,822	271,418
Net asset value, offering price, and redemption price per share	$—	$23.09	$10.18

Investor Class Shares:
Net Assets	$—	$—	$35,827
Shares issued and outstanding(1)	—	—	3,541
Net asset value, offering price, and redemption price per share	$—	$—	$10.12

(1)	Unlimited shares authorized without par value

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited) – Continued
April 30, 2020

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$3,685,648	$940,905,030
At value	$5,142,784	$993,990,492
Cash	306,972	35,310,445
Receivable for investment securities sold	—	12,614,283
Dividends receivable	2,299	345,567
Receivable from investment adviser	5,364	—
Receivable for capital shares sold	—	1,114,532
Prepaid expenses	16,455	55,343
Total Assets	5,473,874	1,043,430,662
LIABILITIES
Payable for investment securities purchased	—	26,233,567
Payable for capital shares redeemed	—	606,319
Payable to investment adviser	—	580,156
Payable for fund administration & accounting fees	4,508	97,521
Payable for compliance fees	96	7,093
Payable for transfer agent fees & expenses	3,404	16,588
Payable for custody fees	884	15,338
Payable for trustee fees	530	699
Accrued distribution and/or shareholder service fees	—	60,304
Payable audit fees	8,181	8,914
Payable for legal fees	2,506	3,002
Accrued expenses	122	16,400
Total Liabilities	20,231	27,645,901
NET ASSETS	$5,453,643	$1,015,784,761
NET ASSETS CONSIST OF:
Paid-in capital	4,336,213	970,687,485
Total distributable earnings	1,117,430	45,097,276
Total net assets	$5,453,643	$1,015,784,761

IS Class Shares:
Net Assets	$5,453,643	$454,396,043
Shares issued and outstanding(1)	969,658	20,254,035
Net asset value, offering price, and redemption price per share	$5.62	$22.43

Institutional Class Shares:
Net Assets	$—	$501,447,931
Shares issued and outstanding(1)	—	22,352,233
Net asset value, offering price, and redemption price per share	$—	$22.43

Investor Class Shares:
Net Assets	$—	$59,940,787
Shares issued and outstanding(1)	—	2,698,244
Net asset value, offering price, and redemption price per share	$—	$22.21

(1)	Unlimited shares authorized without par value

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2020

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$20,596	$45,220	$307,303
Less: Foreign taxes withheld	(84)	(3,912)	—
Interest income	—	—	3,514
Total investment income	20,512	41,308	310,817

EXPENSES:
Investment advisory fees (See Note 4)	19,324	47,015	198,806
Transfer agent fees & expenses (See Note 4)	10,644	18,476	30,064
Fund administration & accounting fees (See Note 4)	10,622	14,225	32,888
Audit fees	8,181	8,457	8,912
Trustee fees	7,104	7,104	7,104
Custody fees (See Note 4)	7,083	7,277	6,862
Other expenses	5,289	5,384	3,288
Legal fees	2,648	2,648	2,648
Federal & state registration fees	2,090	2,724	23,099
Insurance fees	552	640	910
Postage & printing fees	546	546	889
Compliance fees (See Note 4)	179	270	1,623
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	—	—
Investor Class	—	—	46
Total expenses before reimbursement/waiver	74,262	114,766	317,139
Less: reimbursement/waiver from adviser (See Note 4)	(47,507)	(53,058)	(85,754)
Total net expenses	26,755	61,708	231,385
NET INVESTMENT INCOME (LOSS)	(6,243)	(20,400)	79,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments, including foreign currency gain (loss)	76,841	(214,148)	(113,312)
Net change in unrealized appreciation/depreciation
of investments and translations of foreign currency	(120,500)	(220,365)	3,529,216
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	(43,659)	(434,513)	3,415,904

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(49,902)	$(454,913)	$3,495,336

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended April 30, 2020

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Dividend income	$46,389	$3,592,450
Interest income	—	250,858
Total investment income	46,389	3,843,308

EXPENSES:
Investment advisory fees (See Note 4)	17,931	3,883,481
Federal & state registration fees	11,897	43,885
Transfer agent fees & expenses (See Note 4)	10,468	63,317
Audit fees	8,184	8,912
Fund administration & accounting fees (See Note 4)	7,694	314,067
Trustee fees	7,104	7,462
Other expenses	3,288	4,016
Custody fees (See Note 4)	2,727	57,666
Legal fees	2,648	2,648
Insurance fees	552	2,472
Postage & printing fees	546	12,649
Compliance fees (See Note 4)	179	22,671
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	224,784
Investor Class	—	123,705
Total expenses before interest expense	73,218	4,771,735
Interest expense (See Note 9)	—	85
Total expense before reimbursement/waiver	73,218	4,771,820
Add: fee recoupment (See Note 4)	—	81,592
Less: reimbursement/waiver from adviser (See Note 4)	(49,219)	—
Total net expenses	23,999	4,853,412
NET INVESTMENT INCOME (LOSS)	22,390	(1,010,104)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized loss on investments, including foreign currency gain (loss)	(332,085)	(4,046,770)
Net change in unrealized appreciation/depreciation
of investments and translations of foreign currency	274,885	(16,201,367)
Net realized and unrealized loss on investments and translations of foreign currency	(57,200)	(20,248,137)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,810)	$(21,258,241)

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(6,243)	$(9,869)
Net realized gain on investments, including foreign currency gain (loss)	76,841	251,265
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(120,500)	379,637
Net increase (decrease) in net assets resulting from operations	(49,902)	621,033

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	23,076	53,077
Proceeds from reinvestment of distributions	189,025	416,586
Payments for shares redeemed	(256,399)	(20,070)
Increase (decrease) in net assets resulting from IS Class transactions	(44,298)	449,593
Net increase (decrease) in net assets resulting from capital share transactions	(44,298)	449,593

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(243,056)	(551,144)
Total distributions to shareholders	(243,056)	(551,144)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(337,256)	519,482

NET ASSETS:
Beginning of period	5,989,953	5,470,471
End of period	$5,652,697	$5,989,953

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(20,400)	$(19,187)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(214,148)	247,482
Net change in unrealized appreciation/depreciation
on investments and translations of foreign currency	(220,365)	1,142,278
Net increase (decrease) in net assets resulting from operations	(454,913)	1,370,573

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	518,693	392,985
Proceeds from reinvestment of distributions	217,380	534,970
Payments for shares redeemed	(28,966)	(148,704)
Increase in net assets resulting from IS Class transactions	707,107	779,251
Institutional Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	—	—
Net increase in net assets resulting from capital share transactions	707,107	779,251

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(247,951)	(616,474)
Institutional Class	(1,488)	(3,968)
Total distributions to shareholders	(249,439)	(620,442)
TOTAL INCREASE IN NET ASSETS	2,755	1,529,382

NET ASSETS:
Beginning of period	11,669,125	10,139,743
End of period	$11,671,880	$11,669,125

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income	$79,432	$188,185
Net realized gain (loss) on investments, including foreign currency gain (loss)	(113,312)	19,553,135
Net change in unrealized appreciation/depreciation on investments	3,529,216	(4,323,129)
Net increase in net assets resulting from operations	3,495,336	15,418,191

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	1,191,836	2,154,671
Proceeds from reinvestment of distributions	13,423,459	24,070,256
Payments for shares redeemed	(5,841,993)	(59,238,083)
Increase (Decrease) in net assets resulting from IS Class transactions	8,773,302	(33,013,156)
Institutional Class:
Proceeds from shares sold	—	583,043
Proceeds from reinvestment of distributions	505,190	399,968
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	505,190	983,011
Investor Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	—	—
Net increase (decrease) in net assets resulting from capital share transactions	9,278,492	(32,030,145)

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(13,583,677)	(26,818,122)
Institutional Class	(513,579)	(411,593)
Investor Class	(8,152)	(11,363)
Total distributions to shareholders	(14,105,408)	(27,241,078)
TOTAL DECREASE IN NET ASSETS	(1,331,580)	(43,853,032)

NET ASSETS:
Beginning of period	74,845,996	118,699,028
End of period	$73,514,416	$74,845,996

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment income (loss)	$22,390	$(4,630)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(332,085)	422,067
Net change in unrealized appreciation/depreciation on investments
and translations of foreign currency	274,885	111,203
Net increase (decrease) in net assets resulting from operations	(34,810)	528,640

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	41,846	188,787
Proceeds from reinvestment of distributions	350,612	—
Payments for shares redeemed	(979)	(677)
Increase in net assets resulting from IS Class transactions	391,479	188,110
Net increase in net assets resulting from capital share transactions	391,479	188,110

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(422,715)	—
Total distributions to shareholders	(422,715)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,046)	716,750

NET ASSETS:
Beginning of period	5,519,689	4,802,939
End of period	$5,453,643	$5,519,689

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the
	Ended April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
OPERATIONS:
Net investment loss	$(1,010,104)	$(311,441)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(4,046,770)	48,398,577
Net change in unrealized appreciation/depreciation on investments
and translations of foreign currency	(16,201,367)	37,241,052
Net increase (decrease) in net assets resulting from operations	(21,258,241)	85,328,188

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	56,523,560	275,696,568
Proceeds from reinvestment of distributions	19,238,798	20,860,812
Payments for shares redeemed	(45,595,341)	(50,981,990)
Increase in net assets resulting from IS Class transactions	30,167,017	245,575,390
Institutional Class:
Proceeds from shares sold	80,926,869	237,880,527
Proceeds from reinvestment of distributions	20,626,602	34,730,983
Payments for shares redeemed	(66,100,620)	(78,850,138)
Increase in net assets resulting from Institutional Class transactions	35,452,851	193,761,372
Investor Class:
Proceeds from shares sold	3,153,323	36,420,311
Proceeds from reinvestment of distributions	3,262,845	8,137,647
Payments for shares redeemed	(20,662,305)	(35,837,698)
Increase (Decrease) in net assets resulting from Investor Class transactions	(14,246,137)	8,720,260
Net increase in net assets resulting from capital share transactions	51,373,731	448,057,022

DISTRIBUTIONS TO SHAREHOLDERS:
IS Class	(19,750,206)	(22,085,967)
Institutional Class	(21,831,079)	(35,681,080)
Investor Class	(3,263,044)	(8,138,155)
Total distributions to shareholders	(44,844,329)	(65,905,202)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,728,839)	467,480,008

NET ASSETS:
Beginning of period	1,030,513,600	563,033,592
End of period	$1,015,784,761	$1,030,513,600

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$22.60	$22.68	$21.21	$17.55	$18.00

Investment operations:
Net investment loss(2)	(0.02)	(0.04)	(0.03)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.06)	2.24	1.53	3.69	(0.44)
Total from investment operations	(0.08)	2.20	1.50	3.67	(0.45)

Less distributions from:
Net investment income	—	— (3)	—	(0.01)	—
Net realized gains	(0.92)	(2.28)	(0.03)	—	—
Total distributions	(0.92)	(2.28)	(0.03)	(0.01)	—
Net asset value, end of period	$21.60	$22.60	$22.68	$21.21	$17.55

Total Return(4)	-0.58%	11.85%	7.10%	20.90%	-2.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$5,653	$5,990	$5,470	$5,070	$2,681

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	2.50%	2.47%	2.45%	2.93%	18.59%
After expense reimbursement/waiver(5)	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.21)%	(0.17)%	(0.12)%	(0.10)%	(0.50)%

Portfolio Turnover(4)	33%	49%	61%	60%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$24.70	$23.28	$22.73	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.04)	(0.04)	(0.07)	(0.02)	(0.01)
Net realized and unrealized
gain (loss) on investments	(1.02)	2.87	1.08	5.09	(0.33)
Total from investment operations	(1.06)	2.83	1.01	5.07	(0.34)

Less distributions from:
Net investment income	—	—	(0.01)	—	—
Net realized gains	(0.53)	(1.41)	(0.45)	—	—
Total distributions	(0.53)	(1.41)	(0.46)	—	—
Net asset value, end of period	$23.11	$24.70	$23.28	$22.73	$17.66

Total Return(3)	-4.50%	13.47%	4.49%	28.71%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$11,607	$11,599	$10,074	$9,121	$3,516

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	1.95%	2.01%	2.00%	2.39%	14.49%
After expense reimbursement/waiver(4)	1.05%	1.05%	1.05%	1.05%	1.05%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.35)%	(0.17)%	(0.31)%	(0.12)%	(0.62)%

Portfolio Turnover(3)	18%	28%	41%	37%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$24.68	$23.25	$22.71	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.04)	(0.04)	(0.07)	(0.04)	(0.02)
Net realized and unrealized
gain (loss) on investments	(1.02)	2.88	1.07	5.09	(0.32)
Total from investment operations	(1.06)	2.84	1.00	5.05	(0.34)

Less distributions from:
Net investment income	—	—	(0.01)	—	—
Net realized gains	(0.53)	(1.41)	(0.45)	—	—
Total distributions	(0.53)	(1.41)	(0.46)	—	—
Net asset value, end of period	$23.09	$24.68	$23.25	$22.71	$17.66

Total Return(3)	-4.50%	13.53%	4.45%	28.60%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$65	$70	$66	$64	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	1.95%	2.01%	2.01%	2.59%	14.61%
After expense reimbursement/waiver(4)	1.05%	1.05%	1.05%	1.12%	1.15%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.35)%	(0.18)%	(0.31)%	(0.19)%	(0.72)%

Portfolio Turnover(3)	18%	28%	41%	37%	3%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2020	October 31,	October 31,	October 31,	October 31,		October 31,
	(Unaudited)	2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$11.99	$13.94	$14.79	$13.89	$16.79		$17.04

Investment operations:
Net investment income(1)	0.01	0.02	0.02	0.04	0.05		0.11
Net realized and unrealized
gain (loss) on investments	0.47	1.26	0.74	2.83	(0.51)		1.19
Total from investment operations	0.48	1.28	0.76	2.87	(0.46)		1.30

Less distributions from:
Net investment income	(0.03)	(0.02)	(0.04)	(0.04)	(0.11)		(0.11)
Net realized gains	(2.29)	(3.21)	(1.57)	(1.93)	(2.33)		(1.44)
Total distributions	(2.32)	(3.23)	(1.61)	(1.97)	(2.44)		(1.55)
Net asset value, end of period	$10.15	$11.99	$13.94	$14.79	$13.89		$16.79

Total Return(2)	4.33%	14.40%	5.49%	24.21%	-3.20%		8.06%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$70,716	$72,150	$116,867	$155,475	$191,583		$313,511

Ratio of expenses to average net assets:
Before expense waiver(3)	0.88%	0.80%	0.76%	0.76%	0.65%		0.64%
After expense waiver(3)	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%

Ratio of net investment income
to average net assets:
After expense waiver(3)	0.22%	0.17%	0.12%	0.29%	0.36%		0.67%

Portfolio Turnover(2)(4)	32%	37%	53%	25%	27	%(5)	49%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$12.01	$13.95	$14.78	$13.89	$14.12

Investment operations:
Net investment income (loss)(2)	0.01	0.02	0.02	0.03	(0.01)
Net realized and unrealized
gain (loss) on investments	0.48	1.26	0.75	2.83	(0.22)
Total from investment operations	0.49	1.28	0.77	2.86	(0.23)

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.03)	(0.04)	—
Net realized gains	(2.29)	(3.21)	(1.57)	(1.93)	—
Total distributions	(2.32)	(3.22)	(1.60)	(1.97)	—
Net asset value, end of period	$10.18	$12.01	$13.95	$14.78	$13.89

Total Return(3)	4.42%	14.44%	5.54%	24.08%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$2,762	$2,654	$1,783	$179	$49

Ratio of expenses to average net assets:
Before expense waiver(4)	0.88%	0.81%	0.75%	0.82%	0.83%
After expense waiver(4)	0.64%	0.64%	0.64%	0.70%	0.74%

Ratio of net investment income (loss)
to average net assets:
After expense waiver(4)	0.22%	0.17%	0.12%	0.23%	(0.60)%

Portfolio Turnover(3)(5)	32%	37%	53%	25%	27	%(6)

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.
(6)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months
	Ended	Year Ended		Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,		October 31,	October 31,	Inception(1) through
	(Unaudited)	2019		2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$11.95	$13.91		$14.75	$13.89	$14.12

Investment operations:
Net investment loss(2)	— (4)	(0.01	)(3)	(0.02)	— (4)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.47	1.26		0.75	2.82	(0.22)
Total from investment operations	0.47	1.25		0.73	2.82	(0.23)

Less distributions from:
Net investment income	(0.01)	—		—	(0.03)	—
Net realized gains	(2.29)	(3.21)		(1.57)	(1.93)	—
Total distributions	(2.30)	(3.21)		(1.57)	(1.96)	—
Net asset value, end of period	$10.12	$11.95		$13.91	$14.75	$13.89

Total Return(5)	4.24%	14.18%		5.25%	23.74%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$36	$42		$49	$52	$49

Ratio of expenses to average net assets:
Before expense waiver(6)	1.13%	1.06%		1.01%	1.08%	1.08%
After expense waiver(6)	0.89%	0.89%		0.89%	0.96%	0.99%

Ratio of net investment loss
to average net assets:
After expense waiver(6)	(0.03)%	(0.08)%		(0.13)%	(0.03)%	(0.84)%

Portfolio Turnover(5)(7)	32%	37%		53%	25%	27	%(8)

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(4)	Amount is less than $0.01 per share.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.
(8)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months
	Ended	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30, 2020	October 31,	October 31,		October 31,	October 31,	October 31,
	(Unaudited)	2019	2018		2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.12	$5.54	$7.80		$6.83	$8.95	$11.05

Investment operations:
Net investment income (loss)(1)	0.02	(0.01)	0.01		— (2)	— (2)	— (2)
Net realized and unrealized
gain (loss) on investments	(0.05)	0.59	0.44		0.97	(0.52)	0.98
Total from investment operations	(0.03)	0.58	0.45		0.97	(0.52)	0.98

Less distributions from:
Net investment income	(0.01)	—	—		—	(0.01)	(0.01)
Net realized gains	(0.46)	—	(2.71)		—	(1.59)	(3.07)
Total distributions	(0.47)	—	(2.71)		—	(1.60)	(3.08)
Net asset value, end of period	$5.62	$6.12	$5.54		$7.80	$6.83	$8.95

Total Return(3)	-0.85%	10.47%	9.05%		14.20%	-6.54%	10.60%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$5,454	$5,520	$4,803		$34,082	$79,941	$93,625

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	2.65%	2.68%	2.00%		0.89%	0.90%	0.89%
After expense reimbursement/waiver(4)	0.87%	0.87%	0.87%		0.87%	0.89%	0.89%

Ratio of net investment income (loss)
to average net assets:
After expense reimbursement/waiver(4)	0.81%	(0.09)%	0.10%		0.01%	0.04%	0.00%

Portfolio Turnover(3)	34%	42%	41	%(5)	40%	22%	31%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

IS Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$23.88	$23.83	$21.37	$17.24	$18.44	$21.85

Investment operations:
Net investment income (loss)(1)	(0.02)	0.01 (2)	0.08	0.02	0.05	0.07
Net realized and unrealized
gain (loss) on investments	(0.39)	2.70	2.50	4.20	0.91	1.49
Total from investment operations	(0.41)	2.71	2.58	4.22	0.96	1.56

Less distributions from:
Net investment income	(0.02)	(0.06)	—	(0.02)	(0.04)	(0.08)
Net realized gains	(1.02)	(2.60)	(0.12)	(0.07)	(2.12)	(4.89)
Total distributions	(1.04)	(2.66)	(0.12)	(0.09)	(2.16)	(4.97)
Net asset value, end of period	$22.43	$23.88	$23.83	$21.37	$17.24	$18.44

Total Return(3)	-1.99%	14.02%	12.13%	24.59%	5.27%	8.30%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$454,396	$452,234	$197,380	$162,033	$72,224	$51,443

Ratio of expenses to average net assets:
Before expense waiver/recoupment(4)	0.85%	0.87%	0.89%	0.93%	0.91%	0.92%
After expense waiver/recoupment(4)	0.87%	0.87%	0.87%	0.87%	0.90%	0.92%

Ratio of net investment income (loss)
to average net assets:
After expense waiver/recoupment(4)	(0.13)%	0.04%	0.33%	0.10%	0.27%	0.38%

Portfolio Turnover(3)(5)	20%	35%	47%	23%	20%	21%

(1)	Per share amounts calculated using the average shares method.
(2)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$23.89	$23.81	$21.37	$17.24	$17.82

Investment operations:
Net investment income (loss)(2)	(0.02)	(0.01)	0.06	0.01	—	(3)
Net realized and unrealized
gain (loss) on investments	(0.40)	2.74	2.50	4.21	(0.58	)(4)
Total from investment operations	(0.42)	2.73	2.56	4.22	(0.58)

Less distributions from:
Net investment income	(0.02)	(0.05)	—	(0.02)	—
Net realized gains	(1.02)	(2.60)	(0.12)	(0.07)	—
Total distributions	(1.04)	(2.65)	(0.12)	(0.09)	—
Net asset value, end of period	$22.43	$23.89	$23.81	$21.37	$17.24

Total Return(5)	-2.05%	14.08%	12.04%	24.50%	-3.25%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$501,448	$499,461	$297,203	$211,787	$87,274

Ratio of expenses to average net assets:
Before expense waiver/recoupment(6)	0.94%	0.95%	0.97%	0.99%	1.00%
After expense waiver/recoupment(6)	0.96%	0.95%	0.95%	0.92%	0.97%

Ratio of net investment income (loss)
to average net assets:
After expense waiver/recoupment(6)	(0.22)%	(0.04)%	0.26%	0.04%	0.05%

Portfolio Turnover(5)(7)	20%	35%	47%	23%	20%

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	For the Period
	April 30, 2020	October 31,	October 31,	October 31,	Inception(1) through
	(Unaudited)	2019	2018	2017	October 31, 2016
Per Share Data

Net asset value, beginning of period	$23.68	$23.67	$21.30	$17.23	$17.84

Investment operations:
Net investment loss(2)	(0.05)	(0.07)	— (3)	(0.05)	—	(3)
Net realized and unrealized
gain (loss) on investments	(0.39)	2.70	2.49	4.21	(0.61	)(4)
Total from investment operations	(0.44)	2.63	2.49	4.16	(0.61)

Less distributions from:
Net investment income	(0.01)	(0.02)	—	(0.02)	—
Net realized gains	(1.02)	(2.60)	(0.12)	(0.07)	—
Total distributions	(1.03)	(2.62)	(0.12)	(0.09)	—
Net asset value, end of period	$22.21	$23.68	$23.67	$21.30	$17.23

Total Return(5)	-2.15%	13.69%	11.75%	24.12%	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$59,941	$78,819	$68,451	$4,935	$48

Ratio of expenses to average net assets:
Before expense waiver/recoupment(6)	1.20%	1.22%	1.24%	1.28%	1.25%
After expense waiver/recoupment(6)	1.22%	1.22%	1.22%	1.22%	1.22%

Ratio of net investment loss
to average net assets:
After expense waiver/recoupment(6)	(0.47)%	(0.31)%	(0.02)%	(0.25)%	(0.20)%

Portfolio Turnover(5)(7)	20%	35%	47%	23%	20%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jackson Square All-Cap Growth Fund (“All-Cap Growth Fund”), Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), Jackson Square Select 20 Growth Fund (“Select 20 Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”)  (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The All-Cap Growth Fund and Global Growth Fund are each a diversified series with its own investment objectives and policies within the Trust.  The Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The Funds offer three different share classes – Investor Class, Institutional Class, and IS class; although not all share classes have commenced operations for certain Funds as of April 30, 2020, and therefore are not currently available for purchase. The All-Cap Growth Fund currently offers the IS Class shares, which commenced operations on September 19, 2016. The Global Growth Fund currently offers the IS Class shares and Institutional Class shares, each of which commenced operations on September 19, 2016. The Large-Cap Growth Fund currently offers the IS Class shares, which commenced operations on November 1, 2005, and the Institutional Class shares and Investor Class shares, each of which commenced operations on September 19, 2016. The Select 20 Growth Fund currently offers the IS Class shares, which commenced operations on March 31, 2000. The SMID-Cap Growth Fund currently offers the IS Class shares, which commenced operations on November 1, 2005, the Institutional Class shares which commenced operations on September 16, 2016, and the Investor Class shares, which commenced operations on September 19, 2016. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2020, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

and during the period ended April 30, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended October 31, 2016.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at annual rate of 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific Fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the Funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. These securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of April 30, 2020:

All-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$5,035,226	$243,075	$—	$5,278,301
Total Investments in Securities	$5,035,226	$243,075	$—	$5,278,301

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,891,950	$3,600,050	$—	$11,492,000
Total Investments in Securities	$7,891,950	$3,600,050	$—	$11,492,000

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$71,815,818	$—	$—	$71,815,818
Total Investments in Securities	$71,815,818	$—	$—	$71,815,818

Select 20 Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$5,142,784	$—	$—	$5,142,784
Total Investments in Securities	$5,142,784	$—	$—	$5,142,784

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$949,728,346	$34,542,219	$—	$984,270,565
Short-Term Investment	—	9,719,927	—	9,719,927
Total Investments in Securities	$949,728,346	$44,262,146	$—	$993,990,492

Refer to the Schedules of Investments for further information on the classification of investments.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Jackson Square Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
All-Cap Growth Fund	0.65%
Global Growth Fund	0.80%
Large-Cap Growth Fund	0.55%
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
All-Cap Growth Fund	0.90%
Global Growth Fund	1.05%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser. During the six months ended April 30, 2020, the Adviser was able to recoup $81,592 from the SMID-Cap Growth Fund, relating to fees waived in prior fiscal years. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

	May 2020 –	November 2020 –	November 2021 –	November 2022 –
Fund	October 2020	October 2021	October 2022	April 2023
All-Cap Growth Fund	$33,742	$84,947	$90,835	$47,507
Global Growth Fund	37,965	96,571	105,833	53,058
Large-Cap Growth Fund	102,416	171,824	178,742	85,754
Select 20 Growth Fund	11,510	81,765	95,542	49,219
SMID-Cap Growth Fund	91,336	102,233	8,310	—

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Large-Cap Growth Fund and SMID-Cap Growth Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2020, the Investor Class of the Large-Cap Growth Fund and SMID-Cap Growth Fund incurred expenses of $46 and $88,361, respectively, pursuant to the Plan.

The Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended April 30, 2020, the Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund incurred shareholder servicing fees of $0, $0, and $224,784, respectively in the Institutional Class. The Large-Cap Growth Fund and SMID-Cap Growth Fund also incurred additional shareholder service fees of $0 and $35,344, respectively, in the Investor Class.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	All-Cap Growth Fund		Global Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
IS Class:
Shares sold	1,090	2,509	25,368	17,092
Shares issued in reinvestment
of distributions	8,290	22,361	8,535	26,418
Shares redeemed	(12,748)	(957)	(1,186)	(6,808)
Net increase (decrease)	(3,368)	23,913	32,717	36,702
Institutional Class:
Shares sold	—	—	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	—
Net increase (decrease)
in capital shares	(3,368)	23,913	32,717	36,702

	Large-Cap Growth Fund		Select 20 Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
IS Class:
Shares sold	129,635	198,856	7,602	34,922
Shares issued in reinvestment
of distributions	1,342,346	2,463,691	59,729	—
Shares redeemed	(522,661)	(5,030,337)	(183)	(119)
Net increase (decrease)	949,320	(2,367,790)	67,148	34,803
Institutional Class:
Shares sold	—	52,291	—	—
Shares issued in reinvestment
of distributions	50,419	40,896	—	—
Shares redeemed	—	—	—	—
Net increase	50,419	93,187	—	—
Investor Class:
Shares sold	—	—	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	—
Net increase (decrease)
in capital shares	999,739	(2,274,603)	67,148	34,803

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

	SMID-Cap Growth Fund
	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
IS Class:
Shares sold	2,498,990	11,928,453
Shares issued in reinvestment of distributions	801,951	1,080,311
Shares redeemed	(1,983,159)	(2,354,501)
Net increase	1,317,782	10,654,263
Institutional Class:
Shares sold	3,547,780	10,096,836
Shares issued in reinvestment of distributions	859,800	1,796,740
Shares redeemed	(2,963,880)	(3,468,849)
Net increase	1,443,700	8,424,727
Investor Class:
Shares sold	138,207	1,558,415
Shares issued in reinvestment of distributions	137,210	423,615
Shares redeemed	(905,107)	(1,546,148)
Net increase (decrease)	(629,690)	435,882
Net increase in capital shares	2,131,792	19,514,872

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2020, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
All-Cap Growth Fund	$—	$—	$1,856,510	$2,412,510
Global Growth Fund	—	—	2,622,999	2,141,894
Large-Cap Growth Fund	—	—	23,114,945	29,462,371
Select 20 Growth Fund	—	—	1,820,778	2,106,402
SMID-Cap Growth Fund	—	—	227,368,956	201,461,788

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2019, the Funds’ most recently completed fiscal year, were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
All-Cap Growth Fund	$1,107,197	$(190,574)	$916,623	$4,961,865
Global Growth Fund	3,163,996	(428,238)	2,735,758	8,704,995
Large-Cap Growth Fund	12,801,361	(2,789,801)	10,011,560	64,758,428
Select 20 Growth Fund	1,329,196	(162,684)	1,166,512	4,332,834
SMID-Cap Growth Fund	133,477,752	(66,194,864)	67,282,888	935,769,148

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2019, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
All-Cap Growth Fund	$6,140	$236,915	$(9,479)	$916,623	$1,150,199
Global Growth Fund	—	247,545	(22,417)	2,735,758	2,960,886
Large-Cap Growth Fund	1,576,204	12,456,543	1	10,011,560	24,044,308
Select 20 Growth Fund	—	413,121	(4,678)	1,166,512	1,574,955
SMID-Cap Growth Fund	1,182,745	42,734,213	—	67,282,888	111,199,846

As of October 31, 2019, the Funds had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2019, the Funds did not defer any post-October losses. The All-Cap Growth Fund, Global Growth Fund and Select 20 Growth Fund deferred, on a tax basis, qualified late year losses of $9,479, $22,397, and $4,630, respectively.

The tax character of distributions paid during the period ended April 30, 2020, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All-Cap Growth Fund	$6,140	$236,916	$243,056
Global Growth Fund	—	249,439	249,439
Large-Cap Growth Fund	1,648,863	12,456,545	14,105,408
Select 20 Growth Fund	9,588	413,127	422,715
SMID-Cap Growth Fund	2,029,405	42,814,924	44,844,329

The tax character of distributions paid during the year ended October 31, 2019, was as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
All-Cap Growth Fund	$56,608	$494,536	$551,144
Global Growth Fund	—	620,442	620,442
Large-Cap Growth Fund	3,266,521	23,974,557	27,241,078
Select 20 Growth Fund	—	—	—
SMID-Cap Growth Fund	13,751,068	52,154,134	65,905,202

*  For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  LINE OF CREDIT

The Large-Cap Growth Fund and SMID-Cap Growth Fund (collectively, the “Funds”) have established an unsecured line of credit (“LOC”) in the amount of $25,000,000, 15% of a Fund’s gross market value or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 24, 2020. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2020

Custodian. Interest is charged at the prime rate which was 3.25% as of April 30, 2020. The interest rate during the period was between 3.25%-4.75%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended April 30, 2020, the Large-Cap Growth Fund did not have any borrowings under the LOC. For the period ended April 30, 2020, the SMID-Cap Growth Fund LOC activity was as follows:

		Amount			Date of
	Average	Outstanding as	Interest	Maximum	Maximum
LOC Agent	Borrowings	of April 30, 2020	Expense	Borrowing	Borrowing
U.S. Bank N.A.	$3,533	$ —	$85	$643,000	01/16/2020

10.  SECTOR RISKS

As of April 30, 2020, each Fund had a significant portion of their assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of April 30, 2020, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Global Growth Fund	Charles Schwab	47.60%
Select 20 Growth Fund	Charles Schwab	32.20%
Select 20 Growth Fund	Individual investor	26.85%
SMID-Cap Growth Fund	National Financial Services	28.72%

12.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Jackson Square Funds

Additional Information (Unaudited)
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Jackson Square Partners, LLC (“JSP” or the “Adviser”) regarding the Jackson Square All-Cap Growth Fund, the Jackson Square Global Growth Fund, the Jackson Square Large-Cap Growth Fund, the Jackson Square Select 20 Growth Fund and the Jackson Square SMID-Cap Growth Fund (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from JSP and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to each Fund: (1) the nature, extent, and quality of the services provided by JSP with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by JSP; (3) the costs of the services provided by JSP and the profits realized by JSP from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to JSP resulting from its relationship with the Funds.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for each Fund separately and independently of the other Fund.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of JSP, and the Support Materials, the Board concluded that the overall arrangements between the Trust and JSP set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that JSP performs, the investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to each Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that JSP provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions that JSP effects on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; (6) monitoring and maintaining each Fund’s

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted JSP’s strong capitalization and its assets under management.  The Trustees then considered the Funds’ portfolio managers and noted each portfolio manager’s extensive portfolio management and security research and analysis experience.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that JSP provides to each of the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of JSP.  In assessing the quality of the portfolio management delivered by JSP, the Trustees considered the short-term and long-term performance of each Fund on both an absolute basis and in comparison to an appropriate benchmark index, each Fund’s respective peer funds according to Morningstar classifications, and each Fund’s respective composite of separate accounts that JSP manages utilizing a similar investment strategy.  When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the peer group.

•
Jackson Square All-Cap Growth Fund.  The Trustees noted that the Fund had underperformed its peer group median and average over the year-to-date, one-year and three-year periods ended October 31, 2019. The Trustees also noted that the Fund underperformed its benchmark index over all reviewed periods. The Trustees considered that the Fund had achieved positive total returns since inception and observed that the Fund’s performance generally tracked the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Global Growth Fund.  The Trustees noted the Fund had s outperformed the peer group median and average for the year-to-date, one-year and three-year periods ended October 31, 2019.  The Trustees also observed that the Fund had outperformed its benchmark index over the same periods.  The Trustees also considered that the Fund had achieved positive total returns since inception and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Large-Cap Growth Fund.  The Trustees noted that the Fund had underperformed its peer group median and average over the year-to-date, one-year, three-year, and five-year periods ended October 31, 2019, but outperformed the peer group median and average over the ten-year period ended October 31, 2019. The Trustees also noted that the Fund had underperformed its benchmark index over all periods. The Trustees considered that the Fund had achieved positive total returns for each reviewed period and also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

•
Jackson Square Select 20 Growth Fund.  The Trustees noted that the Fund had underperformed its peer group median and average over the year-to-date, one-year, three-year, five-year and ten-year periods ended October 31, 2019.  The Trustees also observed that the Fund underperformed its benchmark index over all reviewed periods.  The Trustees also considered that the Fund had achieved positive returns for each reviewed period since inception. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square SMID-Cap Growth Fund.  The Trustees noted that the Fund had underperformed its peer group median and average and benchmark index over the year-to-date and one-year, periods ended October 31, 2019, but outperformed the peer group median and average and benchmark over the three-year, five-year, and ten-year periods ended October 31, 2019.  The Trustees also considered that the Fund had achieved positive total returns for all relevant periods since inception. The Trustees also observed that the Fund’s performance was consistent over the long-term with the performance of a composite of JSP’s similarly managed accounts over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that each Fund pays to JSP under the Investment Advisory Agreement, as well as JSP’s profitability from services that it rendered to each Fund during the 12 month period ended September 30, 2019. In that regard, the Trustees considered the effect of an expense limitation agreement on JSP’s compensation and that JSP had contractually agreed to reduce its advisory fees and, if necessary, reimburse each Fund for operating expenses, as specified in the Funds’ prospectus.  With respect to the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund and Jackson Square Select 20 Growth Fund, the Trustees noted that after giving effect to the expense limitation agreement, the relationship had not been profitable to JSP during the 12-month period ended September 30, 2019.  The Trustees noted that the relationship with the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund had been profitable.  The Trustees then considered that the management fees that JSP charges to separately managed accounts with similar investment strategies to that of the Jackson Square All-Cap Growth Fund and Jackson Square Select 20 Growth Fund are above the fees charged to the corresponding Fund, the management fee JSP charges to separately managed accounts with similar investment strategies to the Jackson Square Global Growth Fund are below the fees charged to the Fund, and the management fees that JSP charges to the Jackson Square Large-Cap Growth Fund and Jackson Square SMID-Cap Growth Fund are within the range of fees charged to separately managed accounts with similar investment strategies to the corresponding Fund.  The Trustees took into account that JSP has additional responsibilities with respect to the Funds, including additional compliance obligations, greater cash management responsibilities and increased trading.  The Trustees concluded that JSP’s service relationships with the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund were not profitable to JSP but that the relationships with the other Funds each yield a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in corresponding Morningstar peer group.  The Trustees noted:

•
Jackson Square All-Cap Growth Fund.  The Fund’s management fee was lower than the peer group median and average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were slightly above the peer group median but below the peer group average, while the total expenses of the Institutional Class and Investor Class of the Fund were above the peer group median and average. When limited to comparably-sized funds, the total expenses of the IS and Institutional Classes of the Fund were below the peer group median and average, while the total expenses of the Investor Class of the Fund were above the peer group average.

•
Jackson Square Global Growth Fund.  The Fund’s management fee was above the peer group median and average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were above the peer group median and average. The total expenses of the Institutional Class and Investor Class of the Fund were also above the peer group median and average but well within the range of expenses in the peer group.

Jackson Square Funds

Additional Information (Unaudited) – Continued
Approval of Investment Advisory Agreement – Jackson Square Partners, LLC

•
Jackson Square Large-Cap Growth Fund.  The Fund’s management fee was considerably below the peer group median and average.  The total expenses of the IS Class and Institutional Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average. The total expenses of the Investor Class of the Fund were slightly above the peer group median and average.

•
Jackson Square Select 20 Growth Fund.  The Fund’s management fee was lower than the peer group median and average.  The total expenses of the IS Class of the Fund (after fee waivers and expense reimbursements) were below the peer group median and average. Total expenses of the IS Class and Institutional Class (after fee waivers and expense reimbursements) were below the peer group median and average when limited to comparably-sized funds.

•
Jackson Square SMID-Cap Growth Fund.  The Fund’s management fee was equal to the peer group median and below the peer group average. The total expenses of the Fund’s IS and Institutional Classes (after fee waivers and expense reimbursements) were below the peer group median and average. The total expenses of the Fund’s Investor Class (after fee waivers and expense reimbursements) were above the peer group median and average.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that JSP’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees took into account the fact that JSP had agreed to consider breakpoints in the future in response to asset growth in each of the Funds, but had noted concerns about potential capacity constraints associated with the Jackson Square SMID-Cap Growth Fund.  The Trustees noted that other than the capacity-constrained Jackson Square SMID-Cap Growth Fund, the asset levels of the other Funds were such that it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Trustees considered that JSP realizes a soft dollar benefit with respect to portfolio transactions of the Funds. The Trustees noted that JSP does not use affiliated brokers to execute the portfolio transactions of the Funds.  The Trustees considered that JSP may receive some form of reputational benefit from services rendered to the Funds, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that JSP does not receive any additional material benefits from its relationship with the Funds.

Jackson Square Funds

Additional Information (Unaudited) – Continued
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-844-577-3863.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-577-3863.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-844-577-3863, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

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Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California  94111

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date      July 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2020

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 7, 2020